Schedule of investments

Delaware Investments Ultrashort Fund June 30, 2020 (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations – 2.05%
Fannie Mae Connecticut Avenue Securities
Series 2017-C03 1M1 1.135% (LIBOR01M + 0.95%)
10/25/29 •	667,504	$666,856
Silverstone Master Issuer
Series 2018-1A 1A 144A 1.499% (LIBOR03M + 0.39%)
1/21/70 #•	840,000	836,339
Total Agency Collateralized Mortgage Obligations (cost $1,507,504)		1,503,195

Commercial Paper – 10.41%
Banks - 8.36%
DZ Bank AG 0.06% 7/1/20 `	1,280,000	1,280,000
Kreditanstalt Fuer Wiederaufbau 8.983% 7/2/20 `	350,000	349,999
Societe Generale 0.09% 7/1/20 `	3,000,000	3,000,000
Toronto Dominion Bank 0.15% 7/7/20 `	1,500,000	1,499,975
		6,129,974
Consumer Non-Cyclical - 2.05%
Yale University 0.25% 8/4/20 `	1,500,000	1,499,851
		1,499,851
Total Commercial Paper (cost $7,629,608)		7,629,825

Corporate Bonds – 35.78%
Banks - 17.37%
Bank of America 2.02% (LIBOR03M + 1.00%) 4/24/23 •	1,500,000	1,508,160
Citigroup 1.486% (LIBOR03M + 1.10%) 5/17/24 •	1,500,000	1,501,848
Fifth Third Bank 2.20% 10/30/20	1,500,000	1,506,997
Goldman Sachs Group 1.963% (LIBOR03M + 1.60%)
11/29/23 •	1,250,000	1,274,375
JPMorgan Chase & Co. 1.891% (LIBOR03M + 0.90%)
4/25/23 •	1,410,000	1,415,400
Morgan Stanley 1.668% (LIBOR03M + 1.22%) 5/8/24 •	1,500,000	1,511,504
Santander UK 2.125% 11/3/20	1,000,000	1,005,583
Truist Bank 0.832% (SOFRRATE + 0.73%) 3/9/23 •	1,500,000	1,491,785
UBS 144A 2.45% 12/1/20 #	1,500,000	1,509,750
		12,725,402
Basic Industry - 1.73%
DuPont de Nemours 3.766% 11/15/20	1,250,000	1,264,340
		1,264,340
Capital Goods - 2.03%
Otis Worldwide 144A 0.754% (LIBOR03M + 0.45%)
4/5/23 #•	1,500,000	1,484,120
		1,484,120

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Schedule of investments

Delaware Investments Ultrashort Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications - 5.94%
Deutsche Telekom International Finance 144A
1.95% 9/19/21 #	1,500,000	$1,517,613
Fox 3.666% 1/25/22	1,500,000	1,570,846
Verizon Communications 1.492% (LIBOR03M + 1.10%)
5/15/25 •	1,250,000	1,266,088
		4,354,547
Consumer Cyclical - 1.65%
General Motors Financial 1.294% (LIBOR03M + 0.99%)
1/5/23 •	1,250,000	1,205,314
		1,205,314
Consumer Non-Cyclical - 3.66%
AbbVie 144A 1.024% (LIBOR03M + 0.65%) 11/21/22 #•	1,405,000	1,409,710
CVS Health 3.35% 3/9/21	1,249,000	1,273,867
		2,683,577
Electric - 1.78%
American Electric Power 3.65% 12/1/21	1,250,000	1,304,261
		1,304,261
Financials - 1.62%
Aviation Capital Group 144A 1.30% (LIBOR03M + 0.95%)
6/1/21 #•	1,250,000	1,189,037
		1,189,037
Total Corporate Bonds (cost $26,157,856)		26,210,598

Non-Agency Asset-Backed Securities – 51.56%
American Express Credit Account Master Trust
Series 2017-2 A 0.635% (LIBOR01M + 0.45%)
9/16/24 •	675,000	677,615
Series 2018-6 A 3.06% 2/15/24	1,000,000	1,027,507
Avis Budget Rental Car Funding AESOP
Series 2015-2A A 144A 2.63% 12/20/21	1,000,000	999,880
BMW Floorplan Master Owner Trust
Series 2018-1 A2 144A 0.505% (LIBOR01M + 0.32%)
5/15/23 #•	1,000,000	994,767
Chase Issuance Trust
Series 2016-A3 A3 0.735% (LIBOR01M + 0.55%)
6/15/23 •	500,000	501,805
Chesapeake Funding II
Series 2017-2A A2 144A 0.635% (LIBOR01M + 0.45%,
Floor 0.45%) 5/15/29 #•	267,134	266,642
Series 2017-4A A2 144A 0.495% (LIBOR01M + 0.31%)
11/15/29 #•	648,555	647,747

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(Unaudited)

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Citibank Credit Card Issuance Trust
Series 2017-A7 A7 0.545% (LIBOR01M + 0.37%)
8/8/24 •	1,000,000	$1,003,297
Daimler Trucks Retail Trust
Series 2020-1 A2 1.14% 4/15/22	1,500,000	1,505,556
Discover Card Execution Note Trust
Series 2017-A1 A1 0.675% (LIBOR01M + 0.49%)
7/15/24 •	1,500,000	1,508,236
Series 2019-A2 A 0.455% (LIBOR01M + 0.27%)
12/15/23 •	2,000,000	2,002,580
Ford Credit Auto Lease Trust
Series 2020-A A2 1.80% 7/15/22	1,250,000	1,261,881
Ford Credit Auto Owner Trust
Series 2015-2 A 144A 2.44% 1/15/27 #	1,000,000	1,000,666
Series 2017-C A3 2.01% 3/15/22	86,394	86,812
Series 2020-B A2 0.50% 2/15/23	1,000,000	1,000,317
GM Financial Consumer Automobile Receivables Trust
Series 2020-2 A1 1.259% 4/16/21	857,935	858,812
GreatAmerica Leasing Receivables Funding
Series 2019-1 A2 144A 2.97% 6/15/21 #	425,462	427,494
Honda Auto Receivables Owner Trust
Series 2019-2 A2 2.57% 12/21/21	581,100	585,441
Hyundai Auto Lease Securitization Trust
Series 2018-B A4 144A 3.20% 6/15/22 #	977,000	989,613
Series 2020-A A3 144A 1.95% 7/17/23 #	1,510,000	1,542,836
Hyundai Auto Receivables Trust
Series 2019-B A2 1.93% 7/15/22	913,913	920,384
Invitation Homes Trust
Series 2018-SFR1 A 144A 0.894% (LIBOR01M + 0.70%)
3/17/37 #•	1,789,451	1,756,947
John Deere Owner Trust
Series 2019-B A2 2.28% 5/16/22	614,298	618,056
Master Credit Card Trust II
Series 2018-3A A 144A 0.53% (LIBOR01M + 0.34%)
1/21/22 #•	875,000	874,703
Mercedes-Benz Auto Lease Trust
Series 2019-B A2 2.01% 12/15/21	1,270,758	1,276,894
Mercedes-Benz Auto Receivables Trust
Series 2020-1 A2 0.46% 3/15/23	1,000,000	1,000,436
Nissan Auto Lease Trust
Series 2018-A A3 3.25% 9/15/21	1,779,644	1,792,788
Nissan Master Owner Trust Receivables
Series 2017-C A 0.505% (LIBOR01M + 0.32%)
10/17/22 •	1,500,000	1,499,283

NQ-097 [6/20] 8/20 (1294270) 3

Schedule of investments

Delaware Investments Ultrashort Fund (Unaudited)

		Principal amount°	Value (US $)
	Non-Agency Asset-Backed Securities (continued)
	Nissan Master Owner Trust Receivables
	Series 2019-A A 0.745% (LIBOR01M + 0.56%)
	2/15/24 •	1,500,000	$1,491,151
	PFS Financing
	Series 2020-B A 144A 1.21% 6/17/24 #=	2,000,000	2,003,600
	Tesla Auto Lease Trust
	Series 2018-B A 144A 3.71% 8/20/21 #	2,686,971	2,725,702
	Trillium Credit Card Trust II
	Series 2019-1A A 144A 0.66% (LIBOR01M + 0.48%)
	1/26/24 #•	1,500,000	1,502,110
	Verizon Owner Trust
	Series 2017-3A A1A 144A 2.06% 4/20/22 #	421,719	423,119
	Volvo Financial Equipment Master Owner Trust
	Series 2017-A A 144A 0.685% (LIBOR01M + 0.50%)
	11/15/22 #•	1,000,000	999,396
	Total Non-Agency Asset-Backed Securities
	(cost $37,756,226)		37,774,073

	Total Value of Securities – 99.80%
	(cost $73,051,194)		73,117,691
	Receivables and Other Assets Net of Liabilities – 0.20%		147,280
	Net Assets Applicable to 7,329,323 Shares Outstanding – 100.00%		$73,264,971

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
	At June 30, 2020, the aggregate value of Rule 144A securities was $25,101,791, which represents
	34.26% of the Fund’s net assets.
=	The value of this security was determined using significant unobservable inputs and is reported as a
	Level 3 security.
`	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in USD.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
	June 30, 2020. For securities based on a published reference rate and spread, the reference rate and
	spread are indicated in their description above. The reference rate descriptions (i. e. LIBOR03M,
	LIBOR06M, etc. ) used in this report are identical for different securities, but the underlying reference
	rates may differ due to the timing of the reset period. Certain variable rate securities are not based on
	a published reference rate and spread but are determined by the issuer or agent and are based on
	current market conditions, or for mortgage-backed securities, are impacted by the individual
	mortgages which are paying off over time. These securities do not indicate a reference rate and
	spread in their description above.

4 NQ-097 [6/20] 8/20 (1294270)

(Unaudited)

Summary of abbreviations:
AG – Aktiengesellschaft
ICE – Intercontinental Exchange
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
SOFRRATE – Secured Overnight Financing Rate
USD – US Dollar

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